SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

In addition to the information disclosed elsewhere in the financial statements, there are the following subsequent events:

COVID-19

Subsequent to December 31, 2019, COVID-19 has spread rapidly to many parts of China and other parts of the world. The pandemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere.

The Group's operations had been significantly adversely affected by the COVID-19. In accordance with recommended and mandated restrictions by relevant government and public health officials in light of the COVID-19 outbreak, a significant majority of the Group’s stores have been temporarily closed since late-January 2020. However, as of the issuance date of this report, approximately all of the Group's self-operated and partnership stores had reopened and returned to normal operation.

The extent to which the COVID-19 impacts the Group's results will depend on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of the COVID-19 and the actions to contain the COVID-19 or treat its impact, among others.

Follow-on Offering

On January 14, 2020, the Company completed the public offering of 9.00 million ADSs, each representing eight Class A ordinary shares of the Company (the “Primary ADS Offering”) at US$42.00 per ADS. The Company received net proceeds of approximately US$364,770 from the Primary ADS Offering.

On January 17, 2020, the Company closed the issuance of an additional of 1.35 million ADSs (the “Additional ADS Offering”), at US$42.00 per ADS pursuant to the exercise of the underwriters’ option to purchase such additional ADSs in connection with the Primary ADS Offering. The Company received net proceeds of approximately US$54,715 from the Additional ADS Offering.

Issuance of Convertible Senior Notes and Restructuring

On January 14, 2020, the Company closed the offering of US$400,000 in aggregate principal amount of convertible senior notes due 2025 (the "Primary Notes Offering") and on January 17, 2020, the Company completed the issuance of an additional US$60,000 in aggregate principal amount of convertible senior notes due 2025 (the “Additional Notes Offering” and the notes offered under the Primary Notes Offering and the Additional Notes Offering collectively, the “Notes”). The Company received aggregate net proceeds of approximately US$449,654 from the Primary Notes Offering and the Additional Notes Offering.

In May 2020, a group of bondholders filed a civil lawsuit seeking to recover an estimated sum of US$155,000 of losses from the Company. Freezing orders were obtained in Hong Kong and the Cayman Islands against the Group’s assets. On July 15, 2020, Joint Provisional Liquidators (the “JPLs”) were appointed to the Group pursuant to an application by the Group in response to a winding up petition filed by a creditor. The appointment of the JPLs was recognized in Hong Kong on October 12, 2020. For the Cayman Bondholder Action and Hong Kong Bondholder Action, please see the “Subsequent Events-Legal Actions” hereafter.

The appointment of the JPLs constitutes an event of default pursuant to the indenture with respect to the Notes. In accordance with the indenture, 100% of the principal of, and accrued and unpaid interest on, all Notes have automatically become immediately due and payable following the appointment of the JPLs. However, it should be noted that all actions in the United States against the Company or its assets in the United States are currently stayed, to the extent provided in section 362 of title 11 of the United States Code (the “U.S. Bankruptcy Code”), see “Commencement of Chapter 15 Case in the United States”

Restructuring Support Agreement (“RSA”)

Since the appointment of the JPLs on July 15, 2020, the Company has been negotiating a restructuring of the Company’s financial obligations (the “Restructuring”) under the supervision of the JPLs.

On March 16, 2021, the Company announced that it entered into a restructuring support agreement (the “RSA”) with holders of a majority of the Notes. On June 15, 2021, the Company announced that the holders of Notes who are party to the RSA (the “Restricted Group”) collectively hold or control approximately 94% in aggregate principal amount of the Notes as of the same date.

Pursuant to the restructuring contemplated in the RSA, which the Restricted Group has agreed to support and vote in favor of, the Company expects to restructure the Notes in a manner designed to allow the Company to comprehensively address its capital structure and better position it for long-term success. The Restructuring is expected to provide recovery to the holders of the Notes in the amount of approximately 91-96% of par value.

Transactions Contemplated in the RSA

As described in more detail and subject to the terms therein, the RSA contemplates, among other things, that the holders of the Notes shall receive, on or after the effective date of the Restructuring, for each $1,000 principal amount and accrued and unpaid interest of the Notes:

• Cash in an amount of $320, representing a recovery of 32% of par (the “Cash Consideration”);
•	$230 principal amount of 9.00% One-Year Senior Secured Notes (the “New Notes A”), representing a recovery of 23% of par;
•	$300 principal amount of 9.00% Five-Year Senior Secured Notes (the “New Notes B”), representing a recovery of 30% of par;
•	A number of American Depository Shares of Luckin Coffee (“ADSs”) valued at $60, representing 6% of par; and
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if the Company is able to raise equity in the amount of $50 million or more prior to the effective date of the Restructuring, then each holder of Notes will have the option (the “Equity Conversion Option”) to elect to replace up to $100 principal amount of New Notes A per $230 principal amount of New Notes A (such principal amount elected, the “Equity Conversion Amount”) with ADSs, or if ADSs are not available, New Notes B and/or cash, subject to a top-up mechanism that guarantees a recovery of 150% on the Equity Conversion Amount, representing an additional recovery of up to 5% of par.

The Company expects to implement the Restructuring through the implementation of a scheme of arrangement in respect of the Notes (the “Scheme”), being a court approved arrangement in the Cayman Islands pursuant to section 86 of the Cayman Islands Companies Act (2021 Revision) (the “Companies Act”). The RSA provides that the Scheme must be approved in the Grand Court of the Cayman Islands ("Cayman Court") and then enforced in the United States under chapter 15 of the U.S. Bankruptcy Code.

RSA Timeline

As further detailed in the RSA, the RSA will be effective and binding upon the Company and the Restricted Group until the earlier of: (i) the implementation of the Restructuring following its approval in the Cayman Court and enforcement in the U.S. Bankruptcy Court and (ii) December 31, 2021 (the “RSA Long-Stop Date”); provided that the Company and the JPLs may extend the RSA Long-Stop Date (i) for a period of up to 30 days, unless the Majority Ad Hoc Group (as defined in the RSA) objects to such extension and provides 5 business days’ prior written notice of such objection to the Company and the JPLs and (ii) until such later time as agreed in writing between the Company, the JPLs and the Majority Ad Hoc Group.

Prior to the RSA Long-Stop Date, the Company is required to complete certain milestones to ensure the Restricted Group’s continued support for the Restructuring. These milestones include obtaining reasonable assurance of offshore funding in an amount equal to or greater than the Cash Consideration by June 14, 2021 (the “Financing Milestone”). The Company has completed the PRC regulatory approval process, including obtaining relevant approvals from The State Administration of Foreign Exchange (“SAFE”) of the PRC through a designated PRC foreign exchange handling bank, to transfer such sufficient amount of funds out of the PRC through a planned capital reduction. The completion of the approval process satisfies the Financing Milestone under the RSA. It is intended that the Restructuring will be implemented through the Scheme and accordingly, would be subject to (i) the Company obtaining the requisite majorities at a meeting convened to vote on the Scheme, and; (ii) sanction of the Cayman Court. The Financing Milestone under the RSA requires that these steps be completed no later than September 1, 2021.Under the RSA, all creditors who are a party to the RSA undertook to vote in favour of the Scheme. Once the Scheme is effective in the Cayman Islands, it is intended that the Scheme will also be subject to other court and/or regulatory processes in order to obtain approvals in relevant jurisdictions to achieve global implementation and effectiveness of the Restructuring, including recognition and enforcement of the Scheme in the United States under chapter 15 of the U.S. Bankruptcy Code.

Independent investigation and related matters

On March 19, 2020, the Company’s Board of Directors (the “Board”) formed a special committee (the “Special Committee”) to oversee an internal investigation (the “Internal Investigation”) into certain issues raised to the Board’s attention during the audit of the consolidated financial statements for the fiscal year ended December 31, 2019. The Special Committee retained Kirkland & Ellis as its independent advisor, which was assisted by FTI Consulting as an independent forensic accounting expert.

On April 2, 2020, the Special Committee brought to the attention of the Board information about the preliminary result of the Internal Investigation. As a result, the Company announced that investors should no longer rely upon the Group’s previous financial statements and earning releases for the nine months ended September 30, 2019 and the two quarters starting April 1, 2019 and ended September 30, 2019, including the prior guidance on net revenues from products for the fourth quarter of 2019, and other communications relating to these consolidated financial statements.

On July 1, 2020, the Company announced that the Special Committee substantially completed the Internal Investigation into the issues disclosed on April 2, 2020. Based on its work, the Special Committee found that the fabrication of transactions (the “Fabricated Transactions”) began in April 2019 and that, as a result, the Group’s net revenue in 2019 was inflated by approximately RMB2.12 billion (US$ 0.31 billion), and the Group’s costs and expenses were inflated by RMB1.34 billion (US$0.2 billion).

The Special Committee also noted that the funds supporting the Fabricated Transactions were funneled to the Group through several third parties associated with the Group’s employees and/or related parties, and that the Group’s former CEO Ms. Qian Zhiya, former Chief Operating Officer (the former “COO”), Mr. Jian Liu and certain employees reporting to them participated in the Fabricated Transactions.

Following the Special Committee’s recommendations, the Board has terminated Ms. Jenny Zhiya Qian and Mr. Jian Liu from the positions of CEO and COO and appointed Mr. Jinyi Guo, a director to the Board, as the acting CEO. The Board also demanded that Ms. Qian Zhiya and Mr. Lu Zhengyao resign from the Board. The Board has further resolved to terminate 12 other employees who, at the direction of the former CEO and former COO, participated in, and/or had knowledge of, the Fabricated Transactions, including previously suspended employees. An additional 15 personnel were subject to other disciplinary actions. In addition, the Group has terminated relationship with all third parties involved in the Fabricated Transactions.

In connection with the Special Committee’s findings, the Group implemented several immediate enhancements to its finance functions and engaged an internal controls consultant to evaluate the existing controls environment and recommend enhancements to detect and prevent misconducts in the future. The Group chartered an internal audit function to test and evaluate its control functions. The Group has also strengthened ongoing compliance training to its employees.

On July 5, 2020, an extraordinary general meeting of shareholders (the “EGM”) was held. Mr. David Hui Li, Mr. Erhai Liu, Mr. Lu Zhengyao and Mr. Sean Shao ceased to be directors of the Board. Mr. Sean Shao was reappointed as an independent director on September 2, 2020.

On July 12, 2020, Mr. Jinyi Guo was appointed as the Chairman to the Board and the CEO of the Group.

Based on the results of the Internal Investigation, the Group has reversed the inflated revenue and costs and expenses resulting from the Fabricated Transactions in its 2019 annual report. The Group is in the process of correcting its prior tax filings including VAT filings with PRC tax authorities. As of the issuance date of this report, the corrected tax filings of 56 PRC subsidiaries of the Group have been accepted by local tax authorities. The Group cannot predict legal proceedings or any enforcement action or other remedies that may be imposed on the Group arising out of its prior tax filings.

Deal Memorandum with Schaerer to purchase Luckin EXPRESS Coffee Machine Engines

The Group and Schaerer Ltd. have entered into a deal memorandum (the “Memorandum”) in April 2020. Pursuant to the Memorandum, the Group undertakes to purchase a minimum of 15,000 units of Schaerer Premium Coffee Engine (“SPCE”) before 31 December 2021, among which a minimum of 10,000 units were to be ordered and delivered prior to the end of 2020. The Memorandum provides that the detailed terms and conditions of any purchase will be subject to purchase orders and confirmations between the parties. As of the date of this filing, Luckin has ordered 2,720 units of SPCEs.

Since May 2020, the Group has started communications and negotiations with Schaerer with regard to the Memorandum, and has expressed that it will not be capable of performing the Memorandum in accordance with the designated schedule. On August 13, 2020, the Group explicitly notified Schaerer that it will not place any new orders under the Memorandum other than the aforementioned 2,720 units. Under the Memorandum the Group would be liable to compensate Schaerer if the Group fails to fulfill its commitment and any such payment is due on March 31, 2022. The parties are currently negotiating a mutually-agreeable resolution to the matter and may result in a material settlement payment at an earlier date.

Delisted from Nasdaq

On May 15, 2020, the Company received a written notice from The Nasdaq Stock Market LLC (the “Nasdaq”) indicating that Nasdaq has determined to delist the Company’s securities from Nasdaq due to the Fabricated Transactions and the Company’s past failure to publicly disclose material information.

On May 22, 2020, the Company requested an oral hearing before the Nasdaq Hearings Panel pursuant to Market Place Rule 4820. On May 23, 2020, Nasdaq informed the Company of the scheduled hearing date of June 25, 2020. On June 24, 2020, the Company notified the Listing Qualifications Staff of the Company’s decision to withdraw its request for the aforementioned hearing and not to seek to reverse or stay the Listing Qualification Staff’s determination of delisting the Company from the Nasdaq Global Select Market.

On July 1, 2020, the Nasdaq filed a Form 25 Notification of Removal from Listing and/or Registration under Section 12(b) of the Securities Exchange Act of 1934 with the SEC. The Company’s ADSs were removed from listing on the Nasdaq and subsequently quoted on the OTC Markets.

The Bank of New York Mellon ("BNY") has been appointed as Depositary by the Company, in connection with a Level III Depository Receipt facility. BNY paid US$7,483 net off withholding tax of US$3,143 to the Company as initial payment which was a negotiated share of the fee revenue earned by BNY in respect of the Level III Facility during the term period. The payment of the annual revenue sharing payment as agreed by BNY and the Company was contingent upon: (1) BNY remains as the sole depository bank of the Company; (2) the Company remaining listed either with the New York Stock Exchange or NASDAQ. Since the Company delisted from NASDAQ on July 1, 2020, BNY requested the Company to return its initial payment on July 2, 2020. As a result, the Company recognized other expense amounted to RMB3,854  (US$0.6) in 2019, and other receivable in connection with the refundable withholding tax amounted to RMB22,100  (US$3,174) and other payable due to BNY amounted to RMB78,583  (US$11,288) was recorded as of December 31, 2019.

Agreement to pay UCAR Inc.for leasehold improvements and Claim by UCAR Inc. on certain expenses

UCAR Inc. entered into a rental agreement with a third party to lease certain office space in Beijing between February 2016 and August 2024 and invested in leasehold improvements.  In 2018 and 2019, UCAR Inc. sublet some of the rental space to the Group. In September 2020, UCAR Inc. terminated the lease contract with the lessor, and the Group succeeded UCAR Inc. as the new lessee. The Group has entered into an agreement with UCAR Inc. to pay RMB36,599 (US$5,257) to UCAR Inc. for the costs UCAR Inc. incurred as a result of the leasehold improvements. The Group has not yet made the payment as of the issuance date of this report.

In November 2020, UCAR Inc. approached the Group seeking payment by the Group for certain historical expenses UCAR Inc. allegedly paid on behalf of the Group. After consulting with its PRC counsel, the Group considered that the vast majority of such claims has no legal basis. The Group is not aware of any litigation brought by UCAR Inc. against it as of the date of the issuance of the report and believes it is unlikely that UCAR Inc.'s claim will prevail in court should it decide to file a law suit. Therefore, the Group did no record it as a liability as of December 31, 2019.

Illiquid Investments

In mid-April 2020, after changes to the Group’s management team and reporting lines following the suspension of then-CEO, the Board and the current management of the Group identified two trust investments, namely Xiamen Trust and Yunnan Trust, established by Luckin China under instruction of former management. Below sets forth a summary of the key information on the two trusts and the actions taken or to be taken by the Group to recover the investments.

Background of Xiamen Trust

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Xiamen Trust was established on March 12, 2020 with (i) a term of 12 months from the establishment date, and (ii) a total trust investment of RMB600,000, including RMB590,000 from Luckin China and RMB10,000 from the other trustor/beneficiary, Meifu Jiaye (Xiamen) Automobile Service Co., Ltd. (“Meifu Jiaye”). Xiamen International Trust Co., Ltd. ("Xiamen Trustee") is the trustee of Xiamen Trust.

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The trust instruments provide that all of the trust fund would be used to purchase receivables from Xiamen Yishi Finance Lease Co., Ltd. (“Yishi”, name changed to Yishi (Xiamen) Supply Chain Management Co., Ltd.) relating to property (auto assembly line and facilities) leased to Borgward (“leased property”). Borgward is controlled by UCAR Inc., a company which Mr. Lu Zhengyao serves as chairman of the board, according to UCAR Inc.’s public disclosures.

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In accordance with the trust instruments, Borgward pays Xiamen Trust lease interest on a monthly basis. The actual annual rate for the trustors is 6.1% (trust management fee and other expense deducted from contractual annual rate of return of 7.2%). All outstanding interest payments before termination of trust have been received to date as per the contractual agreement.

Background of Yunnan Trust

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Yunnan Trust was established on March 17, 2020 with a term of 24 months from the establishment date, and a total trust investment of RMB600,000, including RMB550,000 from Luckin China and RMB50,000 from the other trustor/beneficiary Meifu Jiaye. Yunnan International trust Co., Ltd. ("Yunnan Trustee") is the trustee of Yunnan Trust.

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According to the trust instruments, the entirety of the trust fund is supposed to be invested in 46.15% equity interests of Yousheng Chengyi (Tianjin) Information Technology Co., Ltd (“Yousheng Information”).

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The trust instruments indicate that Yousheng Information has pledged to the Yunnan Trustee 40.36 million shares of UCAR Inc. as guarantee. UCAR Inc.’s shares were listed on China’s National Equities Exchange And Quotations Co., Ltd. (“NEED”) and was delisted by the NEED on March 19, 2021. The stock price of UCAR Inc. dropped to RMB0.99 when it was previously suspended from trading on August 31, 2020.

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The trust instruments stipulate that Yousheng (Tianjin) Technology Development Co., Ltd. (“Yousheng Development”), the other shareholder of Yousheng Information holding 53.85% of its equity interests, is required to buy back the equity interest held by Yunnan Trust, at the end of the trust term of 24 months. Public record searches show that Yousheng Development has a registered capital of RMB5,000.

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The trust instruments provide that Yousheng Development shall pay Yunnan Trust the premium of the principal on a quarterly basis. The actual annual rate of return for the trustors is 6.5% (trust management fee and other expense deducted from contractual annual rate of return of 7.1%). All outstanding interest payments have been received to date as per contractual agreement, except for a recent default of the interest payment due as of June 20, 2021.

Action Taken or to be Taken by the Group's Management

After the Board and the current management of the Group identified the trust investments by Luckin China, they have been assessing the information concerning the two trusts and manage dissipation risk. With the help of the forensic advisors of the Special Committee of the Board, the Group obtained copies of the underlying trust agreements and immediately engaged reputable PRC law firms to look into the issue and formulate action plans to preserve the investments and recover the assets. Throughout the process, the Board has been kept updated about the progress and instructed management to explore options with respect to the trusts and take the appropriate action.

Following its review of these options, and to safeguard the assets of the Group and mitigate the dissipation risk, with assistance from its PRC counsel, the Group has explored all options available to it and exercised its rights to request for early termination of Xiamen Trust and to redeem the funds invested by Luckin China on an accelerated basis. Specifically:

For Xiamen Trust

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Pursuant to the trust instruments, early redemption is allowed starting six months from the date of creation of the trust. As authorized by the Board, the Group’s management issued the formal early redemption notice to Xiamen Trustee on November 4, 2020, demanding that the Xiamen Trustee request Borgward to promptly pay back the principal and corresponding interests. Xiamen Trustee has since confirmed with Borgward that Borgward cannot make the payment as requested on time, and made an in-kind distribution of the trust asset to Luckin China on February 25, 2021 as demanded by Luckin China. On March 26, 2021, Luckin China obtained the ownership of the leased property from Yishi and subsequently issued formal letter to Borgward to announce ownership and demand to check the status of the leased property.

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Luckin China and its PRC counsel sent demand letters to Borgward to demand payments and made multiple attempts to negotiate with Borgward to secure prompt payments. The parties failed to reach a viable settlement. Hence, Luckin China filed a lawsuit against Borgward,  which was accepted by the Xiamen Intermediate People’s Court (“Xiamen Court”) on March 26, 2021. In addition, Luckin China successfully obtained a civil ruling by the Xiamen Court on April 6, 2021 with regard to the application of asset preservation. The Xiamen Court had completed search of Borgward’s bank accounts and froze two bank accounts with a total of only RMB1,676  (US$241) and attached by multiple court freezing orders. The lawsuit is currently ongoing with the Xiamen Court.

For Yunnan Trust

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The right of early redemption is not provided for in the trust arrangements. Therefore, Luckin China cannot unilaterally terminate the trust by exercising such right.  However, with the consent of the other trustor/beneficiary of the trust Meifu Jiaye at a beneficiary meeting, Luckin China may request an early termination of the Yunnan Trust. Luckin China has attempted but not yet been able to obtain the consent of Meifu Jiaye to make such early termination request.

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The current guarantee by Yousheng Information included the shares of Ucar Inc, which have been delisted from NEED. As a result, Luckin China has been communicating with Yunnan Trustee to request certain actions, including (i) requests against Yousheng Information to add or provide a new guarantee and (ii) requests Yousheng Development to early buy back the equities purchased by the Yunnan Trust.

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As advised by its PRC counsel, in light of Ucar Inc.’s delisting and recent default of interest payment due as of June 20, 2021, Luckin China has sent another formal letter to Yunnan Trust to demand that, among other things, the Yunnan Trustee (i) requests against Yousheng Information to add or provide a new guarantee considering the significant decrease in value of current guarantee; (ii) requests Yousheng Development to early buy back the equities purchased by the Yunnan Trust; and (iii) files for a lawsuit against Yousheng Development.

Dialogue with various parties is ongoing and the proposed action plans are subject to change. However, there are no assurances that Luckin China will be able to recover funds it invested in Xiamen Trust and Yunnan Trust in whole or in part.

Legal Proceedings

SEC Investigation and Settlement

The Group self-disclosed to the SEC the Fabricated Transactions referenced in its press release on April 2, 2020. Following the Group’s disclosure, the SEC initiated an investigation into the Fabricated Transactions.  The Group has since been cooperating with the SEC’s investigation.

On December 16, 2020, the Group entered into settlement with the SEC regarding the Fabricated Transactions. Under the terms of the settlement, the Group, without admitting or denying the allegations of the SEC, consented to the entry of an order (i) requiring it to pay a civil money penalty in the amount of US$180 million to the SEC, which shall be offset by any cash payments made by the Group to its security holders pursuant to any schemes of arrangement approved by the Cayman court in the proceeding for our provisional liquidation proceedings and restructuring, provided that such payments are made within 42 months subject to extensions granted by the SEC and the final distribution plan is not reasonably objectionable to the SEC staff, and (ii) permanently enjoining it from violations of certain federal securities laws, including Section 10(b) of the Securities Exchange Act of 1934.

In settling this matter, the SEC acknowledged that the Group self-reported the Fabricated Transactions to the SEC staff, cooperated with the SEC throughout its investigation and promptly undertook significant remedial efforts. These efforts included initiating an internal investigation, terminating certain personnel, terminating relationships with third parties involved in the fraudulent conduct, reorganizing its finance department and adding internal accounting controls.

On February 4, 2021, the United States District Court for the Southern District of New York issued a judgment approving the SEC.

U.S. Department of Justice Investigation (the “DOJ”)

The Group was contacted by the U.S. Attorney’s Office for the Southern District of New York (“SDNY”) following the Group’s disclosure to the SEC on April 2, 2020 relating to the Fabricated Transactions.  The SDNY indicated that it had commenced an investigation into the Fabricated Transactions.  The Group has been in regular contact with the SDNY regarding its investigation including apprising the SDNY of the relevant Chinese laws that restrict the Group from providing evidence and information without prior approval from the Chinese Ministry of Justice.  The Group is committed to cooperating with the DOJ to the extent permissible under the applicable PRC laws. The Group cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Group arising out of this investigation

Penalty from SAMR

On September 23, 2020, the Group received the penalty decisions from the Chinese State Administration for Market Regulation and certain of its sub-bureaus (collectively the “SAMR”). The penalty decisions found that Luckin's conduct related to the Fabricated Transactions violated the PRC Anti-Unfair Competition Laws.  The SAMR imposed an aggregate fine of RMB61,000 (US$8,762) on two entities of the Group and certain implicated third-party companies as a result of their involvement in the Fabricated Transactions. The Group has instructed its PRC counsel to send demand letters to 37 companies and is evaluating action to collect the money that was paid on behalf of the certain implicated third parties.

Ministry of Finance Investigation

On May 6, 2020, the Ministry of Finance of the PRC initiated its investigation into the accounting information of two entities of the Group. On July 31, 2020, the Ministry of Finance of the PRC announced its investigation has been substantially completed. The Ministry of Finance of the PRC further announced that they would impose and publish its relevant penalty decision to the Group in due course. The Group cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Group arising out of this investigation. The Group did not record it as a liability as of December 31, 2019.

Appointment of joint provisional liquidators

On July 10, 2020, a creditor of the Company filed a winding up petition against the Company in the Cayman Court. On July 15, 2020, the Cayman Court appointed Alexander Lawson of Alvarez & Marsal Cayman Islands Limited and Wing Sze Tiffany Wong of Alvarez & Marsal Asia Limited to act as “light-touch” JPLs to develop and propose a restructuring of the Company’s indebtedness in a manner designed to allow the Company to continue as a going concern. The Board’s powers to conduct the ordinary, day to day business of the Company is preserved but subject to the supervision and oversight of the JPLs. The appointment of the JPLs was made pursuant to an application made by the Company in response to aforesaid winding-up petition filed by a creditor of the Company. On October 12, 2020, pursuant to a letter of request issued by the Cayman Court dated September 7, 2020, the High Court of the Hong Kong Special Administrative Region made an order recognizing the appointment of the JPLs.

Commencement of Chapter 15 Case in the United States

On February 5, 2021, the JPLs of the Company, Alexander Lawson of Alvarez & Marsal Cayman Islands Limited and Wing Sze Tiffany Wong of Alvarez & Marsal Asia Limited filed a verified petition under chapter 15 of the U.S. Bankruptcy Code (the “Chapter 15 Petition”) with the United States Bankruptcy Court for the Southern District of New York (the “U.S. Bankruptcy Court”). The Chapter 15 Petition sought, among other things, recognition in the United States of the Company’s provisional liquidation pending before the Cayman Court, Financial Services Division, Cause No. 157 of 2020 (ASCJ) (the “Cayman Proceeding”) and related relief.  On March 30, 2021, the U.S. Bankruptcy Court entered the Order Recognizing Cayman Proceeding and Granting Related Relief in Aid Thereof [Dkt. No. 48] (the “Recognition Order”).  The Recognition Order granted certain relief requested in the Chapter 15 Petition, including recognition of the Cayman Proceeding in the United States and stay of all actions in the United States against the Company or its assets in the United States, to the extent provided in section 362 of the U.S. Bankruptcy Code. Certain other relief requested under the Chapter 15 Petition is under the consideration of the U.S. Bankruptcy Court.

Legal Actions

By the report date, certain lawsuits including U.S. Class Action, U.S. “Opt Out” Claims, U.S. Derivative Action, Canadian Class Action and Cayman Bondholder Action, and Hong Kong Bondholder Action were filed against Luckin and certain of its subsidiaries in the United States, Canada, Hong Kong, and Cayman Islands, seeking recovery of investor loss.

U.S. Class Action

On February 13, 2020, April 2, 2020, April 8, 2020, and April 10, 2020, putative securities class action complaints were filed in the United States District Court for the Eastern and Southern Districts of New York against the Company, certain of its current and former directors and executives, and the underwriters of the Company’s initial public offering and follow-on offering. These lawsuits have been consolidated in the Southern District of New York, and is captioned In re Luckin Coffee Inc. Securities Litigation, 1:20-cv-01293 (S.D.N.Y.). On June 12, 2020, the court appointed co-lead plaintiffs pursuant to the Private Securities Litigation Reform Act of 1995 and ordered the lawsuits consolidated. A consolidated class action complaint was filed on September 24, 2020 that alleges, among other things, that the Company made false and misleading statements and material omissions in its prior registration statements and other public statements by failing to disclose the Fabricated Transactions disclosed in the Company’s April 2, 2020 announcement, and the impact of those Fabricated Transactions on the Company’s financial statements. The consolidated class action complaint variously alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, Rule 10b-5 of the Securities Exchange Act of 1934, and Sections 11 and 15 of the Securities Act for a putative class period between May 17, 2019 to April 1, 2020. On March 5, 2021, the court entered a Stipulation and Order provisionally certifying the class for settlement purposes. On March 30, 2021, the Bankruptcy Court for the Southern District of New York issued an order recognizing Luckin's Cayman provisional liquidation proceeding (the "Cayman proceeding") as a foreign main proceeding and imposing an automatic stay of U.S. litigation against Luckin.

On May 26, 2020, June 18, 2020, and June 23, 2020, putative securities class actions complaints were filed in the Supreme Court of the State of New York, County of New York, against the Company, certain of its current and former directors and executives, and the underwriters of the Company’s initial public offering and follow-on offering.  The lawsuits variously alleged that the Company made false and misleading statements and material omissions in its prior registration statements and other public statements by failing to disclose the Fabricated Transactions disclosed in the Company’s April 2, 2020 announcement, and the impact of those Fabricated Transactions on the Company’s financial statements, in violation of Sections 11, 12 and 15 of the Securities Act.  On October 16, 2020, the court appointed co-lead plaintiffs and consolidated the lawsuits under the caption In re Luckin Coffee Inc. Securities Litigation, 651939/2020 (N.Y. Sup. Ct.).  A consolidated amended complaint was filed on December 23, 2020, adding claims against investment vehicles owned by former officers and directors of Luckin and Luckin’s agent for service of process, Cogency Global.  The amended complaint also asserted claims under the Securities Act on behalf of a class of purchasers of convertible bonds issued by Luckin in January 2020.  On March 30, 2021, the Bankruptcy Court for the Southern District of New York issued an order recognizing Luckin’s Cayman proceeding as a foreign main proceeding and imposing an automatic stay of U.S. litigation against Luckin.

U.S. “Opt Out” Claims

The Company has also been named as a defendant in the following opt-out lawsuits alleging violations of U.S. securities laws: Kingstown Capital Management. v. Luckin Coffee, 1:20-cv-07029 (S.D.N.Y.), which seeks to recover over $22 million in alleged losses; Lai Ye v. Luckin Coffee et al., 1:21-cv-2020 (S.D.N.Y.), who seeks to recover $4 million in alleged losses; Nuveen Winslow Large-Cap Growth ESG Fund et al. v. Luckin Coffee et al., 655177/2020 (N.Y. Sup. Ct.), which seeks to recover over $100 million in alleged losses; and Bequai v. Luckin Coffee, 059 GV 200194302729-00, 4-2019 Form F-1 (Va. D. Ct., Fairfax Cty.), which seeks to recover $25,000 in losses.  On November 4, 2020, the plaintiff in the Bequai action filed a request to dismiss the action without prejudice.On March 30, 2021, the Bankruptcy Court for the Southern District of New York issued an order recognizing Luckin’s Cayman proceeding as a foreign main proceeding and imposing an automatic stay of U.S. litigation against Luckin.

Certain individuals and institutions claiming to be ADS investors have made informal demands for the company to pay alleged losses resulting from the Fabricated Transactions disclosed on April 2, 2020, but have not commenced legal proceedings. In the aggregate, the investors that have made information demands have asserted losses in excess of $240 million.

U.S. Derivative Action

The Company is a nominal defendant in a consolidated putative derivative action filed in the Supreme Court of the State of New York captioned In re Luckin Coffee Inc. Derivative Litigation, 652800/2020 (N.Y. Sup. Ct.). This action is stayed pending the Court’s order resolving defendants’ motion to dismiss the complaint in the federal securities class action. On March 30, 2021, the Bankruptcy Court for the Southern District of New York issued an order recognizing Luckin's Cayman proceeding as a foreign main proceeding and imposing an automatic stay of U.S. litigation against Luckin.

Canadian Class Action

On or about April 14, 2020, an Application for Authorization to Bring a Class Action was filed against Luckin Coffee Inc. by Martin Banoon (the “Applicant”) in the Superior Court of Quebec file no. 500-06-001058-201. The Applicant seeks authorization to institute a class action on behalf of the proposed class members comprised of holders of Luckin Coffee’s ADS, as a result of Fabricated Transactions.  At the request of the Applicant, the Superior Court of Quebec issued an order staying proceedings pending the Quebec Court of Appeal’s decision in an unrelated class action that is expected to address jurisdictional defenses similar to those that Luckin Coffee Inc. may raise in the Banoon class action.

Cayman Bondholder Action

In May 2020, a group of bondholders commenced proceedings in the Cayman Court seeking to recover approximately US$155 million of losses from the Company. By summons dated May 1, 2020, the bondholders applied ex parte for a worldwide freezing order (the “WFO”) against the Company. On May 8, 2020, the Cayman Court granted an WFO. On July 1, 2020 to July 3, 2020 the return date hearing of the WFO took place and the Cayman Court heard the Company’s application to set aside the WFO. By ruling circulated in draft on July 16, 2020 and delivered on August 3, 2020, the Cayman Court determined that the WFO should be discharged. By order dated July 22, 2020, the Cayman Court discharged the WFO. On August 12, 2020 the Cayman Court ordered that the bondholders’ time for appealing the order to discharge the WFO is extended until the expiry of 14 days after the discharge of the appointment of the JPLs. Whilst the bondholders had previously indicated that they intended to appeal the order dated July 22, 2020, the Company considers that this is now unlikely following the execution of the RSA as it could constitute a breach of undertakings under the RSA.

Hong Kong Bondholder Action

In May 2020, litigation was commenced by the same group of bondholders in Hong Kong against Luckin Coffee Inc, Luckin Coffee Roasting (Hong Kong) Limited, Luckin Coffee (Hong Kong) Limited, Luckin Coffee Roastery (Hong Kong) Limited and Luckin Coffee International (Hong Kong) Limited (the “Luckin Companies”) in which the Hong Kong Court granted an Injunction Order dated 11 May 2020. The Injunction Order was granted in support of the Cayman Bondholder Action and was ancillary to the WFO made by the Cayman Court against Luckin Coffee Inc. The effect of the Hong Kong Injunction Order was to, inter alia, freeze the assets of the Luckin Companies in Hong Kong up to the value of USD160 million. On August 20, 2020, the Hong Kong High Court ordered that the Hong Kong Injunction Order “be discharged forthwith and such Injunction Order will cease to have effect as of the date of the Order”. Accordingly, the Hong Kong Injunction Order is no longer in effect and the proceedings in Hong Kong have effectively been discharged. As far as the Company is aware, there are no other material litigation, claims and/or assessments relevant to the Luckin Companies in Hong Kong to be reported.

2021 Equity Incentive Plan

On January 25, 2021, the Company announced the adoption of a 2021 Equity Incentive Plan (the “2021 Plan”) to retain, attract and motivate employees and directors by providing them with equity incentives. The 2021 Plan has a ten-year term, and has a maximum number of 222,769,232 Class A ordinary shares, represented by 27,846,154 American Depositary Shares, available for issuance pursuant to all awards under the 2021 Plan. The Company may grant options, restricted shares, restricted share units and other form of awards pursuant to the 2021 Plan.

Internal Investigation into Allegations against Chairman and CEO, Dr. Jinyi Guo

On January 3, 2021, the Board the Company received a letter (the “January 3 Letter”) from certain employees containing allegations against the Company’s Chairman and CEO, Dr. Jinyi Guo.

The Board immediately formed an independent panel (the “Special Panel”), comprising one of the JPLs appointed by the Cayman Court and independent directors, to conduct an investigation into the allegations and the circumstances of the letter. The Special Panel engaged outside counsels and forensic accounting experts to form an investigation team (the “Investigation Team”), and instructed the Investigation Team to conduct a comprehensive and independent investigation into the allegations contained in the January 3 Letter.

Over the duration of a month, the Investigation Team interviewed nearly 40 individuals, both external parties and Company personnel, including individuals who signed the January 3 Letter, reviewed more than 50,000 transaction documents, Company’s policies and procedures, emails and other documents and record.

On February 17, 2021, the Company announced, with its investigation completed, that the Investigation Team found no substantiating evidence to support any of the allegation in the January 3 Letter, and has reported its findings to the Company’s Board.

The Investigation Team did find during the investigation that certain members of the Company’s former management participated in the planning of the January 3 Letter.

Entering into an Investment Agreement

On April 15, 2021, the Company entered into an investment agreement (the “Investment Agreement”) with an affiliate of Centurium Capital, as the lead investor, and Joy Capital.

Pursuant to the Investment Agreement, (i) Centurium Capital has agreed to an investment, through a private placement, totaling approximately US$240 million in senior convertible preferred shares of the Company (“Senior Preferred Share(s)”), and (ii) Joy Capital agreed to an investment, through a private placement, totaling approximately US$10 million in Senior Preferred Shares (collectively, the “Transactions”). Under certain circumstances, Centurium Capital and Joy Capital may be able to upsize on a pro rata basis for an additional US$150 million. However, pursuant to the Investment Agreement, Centurium Capital and Joy Capital can no longer exercise the Upsize because the Company had obtained approval from SAFE to transfer funds out of the PRC by a benchmark date set forth therein.  The closing of the Transactions will be subject to a series of closing conditions, including the implementation of a restructuring of the Company’s $460 million 0.75% Convertible Senior Notes due 2025 through a scheme of arrangement under section 86 of the Cayman Islands Companies Act (2021 Revision) in accordance with the terms of the RSA.